Share-based payments - Fair Value Assumptions (Details)	12 Months Ended
Dec. 31, 2017 CAD ($) year
Share-based Payment Arrangements [Abstract]
Weighted average fair value per option granted (CAD per share)	$ 1.97
Weighted average share price (CAD per share)	58
Weighted average exercise price (CAD per share)	$ 59
Dividend yield	5.00%
Expected volatility	13.00%
Risk-free interest rate	1.00%
Expected life (years) | year	4